Deferred Income Tax (Details) S/ in Millions	12 Months Ended
Dec. 31, 2021 PEN (S/)
Description of accounting policy for deferred income tax [text block] [Abstract]
Tax losses	S/ 639
Total loss of net rent	50.00%